3. SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Office equipment
	December 31, 2014	December 31, 2013
Office equipment	$11,614	$11,614
Accumulated depreciation	(11,614)	(11,614)
Net book value	$–	$–

Assumptions used for stock option plans
	2014	2013	2012
Dividend yield	0%	0%	0%
Expected volatility	147.1%	144.2%	152.6%
Risk-free rate	1.79%	2.77%	1.67%
Expected life in years	10	8.5	10

Liabilities measured at fair value	December 31, 2014:
	Level 1	Level 2	Level 3	Total
Derivative liability	$–	$–	$4,482,926	$4,482,926
  December 31, 2013:
	Level 1	Level 2	Level 3	Total
Derivative liability	$–	$–	$5,178,906	$5,178,906